1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

June 23, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Multi-Manager Alternative Fund

Securities Act File No. 333-

Investment Company Act File No. 811-22671

Ladies and Gentlemen:

On behalf of AB Multi-Manager Alternative Fund (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Fund’s Registration Statement on Form N-2.

Any questions or comments on the Registration Statement should be directed to the undersigned at (202) 303-1232.

Very truly yours,

/s/ Neesa P. Sood

Neesa P. Sood

Enclosures

cc:	Eric Freed, Esq., AllianceBernstein L.P.

P. Jay Spinola, Esq., Willkie Farr & Gallagher LLP

Stephanie P. Albano, Esq., Willkie Farr & Gallagher LLP

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